NET LOSS PER SHARE	12 Months Ended
Feb. 28, 2017
NET LOSS PER SHARE
NET LOSS PER SHARE

13. NET LOSS PER SHARE

        Basic loss per share is calculated by dividing net loss available to shareholders by the weighted average number of common shares outstanding during the period. In the computation of diluted earnings per share, the Company includes the number of additional common shares that would have been outstanding if the dilutive potential equity instruments had been issued.

        As at February 28, 2017, a total of 529,324 options and 3,299,355 warrants have been excluded from the diluted net loss per share calculations, as their effect would have been anti-dilutive.

        The following table illustrates the net loss per share during the year ended February 28, 2017 and February 29, 2016 excluding the effect of outstanding options and warrants:

	Twelve months ended
	February 28, 2017	February 29, 2016
Net loss attributable to shareholders	(15,888)	(42,304)
Weighted average number of shares outstanding	4,879,738	3,019,259

Basic net loss / dilutive net loss per share	$(3.26)	$(14.01)